Warrants - Summary of Preferred stock warrants classified as liabilities (Detail) - Preferred Stock Warrants Classified As Liabilities [Member] - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Class of Warrant or Right [Line Items]
Shares	70,167	87,258
Fair Value	$ 476	$ 125
Series A1 Redeemable Convertible Preferred Stock [Member]
Class of Warrant or Right [Line Items]
Shares	31,830	48,921
Series A2redeemable Convertible Preferred Stock [Member]
Class of Warrant or Right [Line Items]
Shares	21,131	21,131
Series A3redeemable Convertible Preferred Stock [Member]
Class of Warrant or Right [Line Items]
Shares	17,206	17,206
Series A1 Preferred Stock Warrants [Member]
Class of Warrant or Right [Line Items]
Fair Value	$ 228	$ 75
Issuance Date	Dec. 31, 2011	Dec. 31, 2011
Exercise Price	$ 0.18	$ 0.18
Expiration Date	Jan. 17, 2022	Jan. 17, 2022
Series A2 Preferred Stock Warrants [Member]
Class of Warrant or Right [Line Items]
Fair Value	$ 138	$ 21
Issuance Date	Aug. 26, 2014	Aug. 26, 2014
Exercise Price	$ 1.77	$ 1.77
Expiration Date	Aug. 25, 2024	Aug. 25, 2024
Series A3 Preferred Stock Warrants [Member]
Class of Warrant or Right [Line Items]
Fair Value	$ 110	$ 29
Issuance Date	Dec. 18, 2015	Dec. 18, 2015
Exercise Price	$ 0.24	$ 0.24
Expiration Date	Dec. 18, 2025	Dec. 18, 2025